General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
General and Administrative Expenses [Line Items]
General and administrative expenses	$ 1,305	$ 1,241	$ 7,589	$ 2,756	$ 4,221	$ 4,602
General and Administrative Expenses [Member]
General and Administrative Expenses [Line Items]
Salaries and related expenses					1,359	663
Share based payments					1,375	923
Professional services					1,129	2,781
Travel					111	83
Other					247	152
General and administrative expenses					$ 4,221	$ 4,602